Related Party Balances and Transactions (Details)		6 Months Ended			12 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2026 SGD ($)	Mar. 01, 2026 USD ($)	Aug. 01, 2024 SGD ($)
Related Party Balances and Transactions [Line Items]
Received loans		$ 100,456	$ 130,000	$ 999,610
Accrued interest expenses		13,445	17,399
Related Party [Member]
Related Party Balances and Transactions [Line Items]
Received payment								$ 400,000
Amount due from related parties								$ 400,000
Mr.Heng Kong Chuan [Member]
Related Party Balances and Transactions [Line Items]
Received payment		340,284					$ 440,362
Working capital loan facility									$ 1,500,000
Amount due from related parties		340,284					440,362
Mr.Heng Kong Chuan [Member] | Related Party [Member]
Related Party Balances and Transactions [Line Items]
Received loans		100,456	130,000	224,184
Advance payment amount		345,816	447,520	$ 758,027
China International Corporate Management [Member]
Related Party Balances and Transactions [Line Items]
Amount due to a related party	[1]	789,532				$ 1,004,334	$ 1,021,733
Accrued interest expenses					$ 27,286	$ 35,087
Interest expenses		13,445	17,399
GGL Interior Studio Pte Ltd [Member]
Related Party Balances and Transactions [Line Items]
Advances to related parties		$ 400,000
GGL Home Furnishing Pte Ltd [Member]
Related Party Balances and Transactions [Line Items]
Advances to related parties			$ 517,640

[1]	During the year ended December 31, 2025, the Company accrued S$35,087 ($27,286) as interest expenses related to the fund provided by China International Corporate Management. During the six months ended June 30, 2026, the Company accrued S$17,399 ($13,445) as interest expenses related to the fund provided by China International Corporate Management. As of June 30, 2026, China International Corporate Management has provided financial support amounting to S$1,021,733 ($789,532) for payment of expenses incurred for IPO and accrued interest under this financial support letter.